JNL/DFA Moderate Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund<br/>Class A<br/>Class I
Investment Objective.
The investment objective of the Fund is to seek total return consisting of capital appreciation and current income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees <br/> (fees paid directly from your investment)
Shareholder Fees - JNL/DFA Moderate Growth Allocation Fund - USD ($)	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses<br/> (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/DFA Moderate Growth Allocation Fund		Class A	Class I
Management Fee		0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.30%	none
Other Expenses	[1]	0.15%	0.15%
Acquired Fund Fees and Expenses	[2]	0.27%	0.27%
Total Annual Fund Operating Expenses		0.92%	0.62%
Less Waiver/Reimbursement	[3]	0.05%	0.10%	[4]
Total Annual Fund Operating Expenses After Waiver/Reimbursement		0.87%	0.52%
[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. Effective June 24, 2019, JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - JNL/DFA Moderate Growth Allocation Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	89	288	504	1,127
Class I	53	188	336	765

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2018 - 12/31/ 2018	10%

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. (collectively, “DFA Fund Groups”). Not all Funds of DFA Fund Groups are available as Underlying Funds. Effective June 24, 2019, the Fund may also invest in the Class I shares of the JNL/DFA International Core Equity Fund. Please refer to the statutory prospectus for a list of available Underlying Funds.

To achieve its investment objective, the Fund under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed-income markets through investment in the Underlying Funds, the Fund further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the dated of this prospectus, the Fund invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies, and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed-income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities.

The Fund and each Underlying Fund may use derivatives, such as futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund or Underlying Fund. Certain fixed-income Underlying Funds use foreign currency contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain fixed-income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed-income Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Underlying Funds may lend their portfolio securities to generate additional income.

Some of the Underlying Funds, particularly those classified as fixed income, may hold a significant amount of junk bonds in order to execute their investment strategy.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:
  Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
  Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
  Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
  Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
  Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
  Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
  High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
  Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
  Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
  Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
  Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
  Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones Moderate Index with the Morningstar Moderate Target Risk Index as the Fund’s primary benchmark.

Consistent with the Fund’s principal investment strategies, the Fund uses the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2018): 1.98%; Worst Quarter (ended 12/31/2018): -8.78%
Annual Total Returns as of December 31
Class I

Best Quarter (ended 9/30/2018): 2.07%; Worst Quarter (ended 12/31/2018): -8.65%
Average Annual Total Returns as of 12/31/2018
Average Annual Total Returns - JNL/DFA Moderate Growth Allocation Fund	1 year	Life of Fund/Life of Class	Inception Date
Class A	(7.93%)	0.64%	Apr. 24, 2017
Class A | Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	(4.76%)	2.73%	Apr. 24, 2017
Class A | 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(5.52%)	2.51%	Apr. 24, 2017
Class A | Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	(5.21%)	2.46%	Apr. 24, 2017
Class A | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	(9.42%)	3.21%	Apr. 24, 2017
Class A | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	1.04%	Apr. 24, 2017
Class I	(7.55%)	(3.02%)	Sep. 25, 2017
Class I | Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	(4.76%)	(0.80%)	Sep. 25, 2017
Class I | 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(5.52%)	(1.67%)	Sep. 25, 2017
Class I | Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	(5.21%)	(1.03%)	Sep. 25, 2017
Class I | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	(9.42%)	(3.26%)	Sep. 25, 2017
Class I | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	0.24%	Sep. 25, 2017